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   As filed with the U.S. Securities and Exchange Commission on April 26, 2004
                           Registration No. 333-70746
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]
                       POST-EFFECTIVE AMENDMENT NO. 8 [X]

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                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                              (Exact name of trust)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of depositor)

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23
                        (Check Appropriate Box or Boxes)

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)

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                             RONALD J. BOCAGE, ESQ.
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

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                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                              Foley & Lardner 3000
                                 K Street, N.W.
                             Washington, D.C. 20007

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It is proposed that this filing become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485
  [_] on May 1, 2004 pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [X] on April 30, 2004 pursuant to paragraph (a)(1) of Rule 485

Registrant's Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to PEA No. 7, (Accession Number
119312504066556), filed with the Commission on April 21, 2004.